UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   430 Park Avenue, 9th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      573,050
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Caterpillar Inc                        COM            149123101   31,425    500,000     PUT  SOLE       NONE     Sole      0    0
Delta Airlines Inc Del NOTE 2.875% 2/1 COM            24799AKH4      450 22,500,000 PRN      SOLE       NONE     Sole      0    0
Digitalglobe Inc                       COM            25389M877   33,753  1,207,603 SH       SOLE       NONE     Sole      0    0
Federal Mogul Corp Cl A                COM            313549404   59,850  3,259,800 SH       SOLE       NONE     Sole      0    0
Fibertower Corp                        COM            31567R100   47,129 10,135,201 SH       SOLE       NONE     Sole      0    0
Hughes Communications Inc              COM            444398101   58,167  2,088,586 SH       SOLE       NONE     Sole      0    0
iShares Tr Index Russell 2000          COM            464287655   16,951    250,000     PUT  SOLE       NONE     Sole      0    0
Loral Space & Communications Ltd       COM            543881106   60,796  1,731,106 SH       SOLE       NONE     Sole      0    0
Mirant Corporation                     COM            60467R100   30,951  2,850,000 SH       SOLE       NONE     Sole      0    0
Nextwave Wireless Inc                  COM            65337Y102    2,938  6,250,000 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc.                        COM            629377508   45,000  2,153,101 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc.                        COM            629377508  114,950  5,500,000     CALL SOLE       NONE     Sole      0    0
Ryland Group                           COM            783764103   44,880  2,000,000     PUT  SOLE       NONE     Sole      0    0
Sprint Nextel Corp                     COM            852061100    4,180  1,100,000     CALL SOLE       NONE     Sole      0    0
Terrestar Corp                         COM            881451108    3,572  2,705,841 SH       SOLE       NONE     Sole      0    0
Venoco Inc                             COM            92275P307   17,000  1,325,000 SH       SOLE       NONE     Sole      0    0
Viasystems Group Inc                   COM            92553H803    1,060     48,793 SH       SOLE       NONE     Sole      0    0


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